TYPE                    13F-HR
PERIOD                  03/31/2012
FILER
	CIK             0001103887
	CCC             @yov9faf
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        623 fifth Ave, 23 FLOOR
		New York, NY 10022

13F File Number:  028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Jennifer W. Nam
Title: CCO
Phone: 212-297-2958
Signature, Place, and Date of Signing:

	Jennifer Nam, New York, May 14, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7 LINES

Form 13F Information Table Value Total: AMOUNT $195,299 (thousands)


							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1             	Column 2    		Column 3   	Column 4          Column 5   Column 6  Column 7        Column 8
                                                        	Value     SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer          Title of Class   	CUSIP      	(x$1000   PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC		COM			37833100	14989	25000	SH		25000		25000
ISHARES TR		FTSE CHINA25 IDX	46428 7184	79930	2180000	SH		2180000		2180000
ISHARES TR		MSCI EMERG MKT		46428 7234	47240	1100000	SH		1100000		1100000
ISHARES INC		MSCI BRAZIL		464286400	22631	350000	SH		350000		350000
MARKET VECTORS ETF TR	RUSSIA ETF		57060US06	12663	410135	SH		410135		410135
SILVER PRO 		PROSHARES TR II 	74347W841	1634	30000	SH		30000		30000
SPDR GOLD TRUST	GOLD	SHS			78463V107	16212	100000	SH		100000		100000


